Business combinations - Acquisitions in 2020, Additional Information (Details)	Nov. 05, 2020	Oct. 01, 2020	Sep. 01, 2020
MLabs
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired			51.50%
Percent of total share capital			2.912%
MLabs | STNE Par
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired			50.00%
Questor
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired		50.00%
Option to acquire additional interest		50.00%
Questor | Bottom of range
Disclosure of detailed information about business combination [line items]
Period to acquire additional interest		2 years
Questor | Top of range
Disclosure of detailed information about business combination [line items]
Period to acquire additional interest		3 years
Sponte
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	90.00%
Creditinfo Caribbean
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	53.05%
Option to acquire additional interest	46.95%
Creditinfo Caribbean | Bottom of range
Disclosure of detailed information about business combination [line items]
Period to acquire additional interest	2 years
Creditinfo Caribbean | Top of range
Disclosure of detailed information about business combination [line items]
Period to acquire additional interest	5 years